Income Taxes - Pre-tax Income and Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
U.S. domestic	$ 353.3	$ 487.3	$ 382.8
Foreign	50.9	87.8	64.1
Income from continuing operations before income taxes	404.2	575.1	446.9
Discontinued operations
U.S. domestic	(21.8)	(4.4)	269.2
Foreign	13.5	22.8	29.9
Income from discontinued operations before income taxes	(8.3)	18.4	299.1
Total income before income taxes	395.9	593.5	746.0
Current provision:
Federal and State	86.0	108.5	71.7
Foreign	18.6	17.7	18.2
Total current provision	104.6	126.2	89.9
Deferred benefit:
Federal and State	(14.8)	(7.3)	8.1
Foreign	(11.3)	(1.6)	(9.4)
Total deferred benefit	(26.1)	(8.9)	(1.3)
Total provision for income taxes	78.5	117.3	88.6
Reconciliation of taxes from continuing operations
Taxes at U.S. statutory rate	84.9	120.8	93.8
State and local taxes, net of federal income tax benefit	11.5	16.2	12.4
Foreign earnings taxed at different rates	1.7	(1.6)	(0.5)
Change in unrecognized tax benefit	(11.5)	(3.1)	(7.6)
Return to provision adjustments	(2.5)	(7.3)	(1.3)
Tax credits	(4.3)	(4.5)	(2.5)
Impact of U.S. tax reform	0.0	0.0	(3.3)
Other, net	(1.3)	(3.2)	(2.4)
Provision for income taxes	$ 78.5	$ 117.3	$ 88.6
Effective income tax rate on continuing operations (as a percent)	19.40%	20.40%	19.80%
Income Taxes Paid, Net [Abstract]
Cash payments for income taxes, net of refunds	$ 116.6	$ 113.0	$ 195.6